Summary of Shares Outstanding Under Share Based Incentive Plans (Detail)	12 Months Ended
	Dec. 31, 2019 shares Stock_Unit $ / shares	Dec. 31, 2018 shares Stock_Unit $ / shares
Equity-Settled Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	93,173	195,743
Redeemed		(102,570)
Ending balance	93,173	93,173
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance | Stock_Unit	4,055,914	2,796,858
Granted | Stock_Unit	4,187,350	2,918,912
Redeemed | Stock_Unit	(1,505,683)	(1,404,284)
Forfeited | Stock_Unit	(399,518)	(255,572)
Ending balance | Stock_Unit	6,338,063	4,055,914
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance | Stock_Unit	4,542,990	5,726,259
Granted | Stock_Unit	2,038,900	1,292,550
Redeemed | Stock_Unit	(1,322,758)	(2,137,163)
Forfeited | Stock_Unit	(1,923,782)	(338,656)
Ending balance | Stock_Unit	3,335,350	4,542,990
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	1,053,635	953,277
Granted	738,619	474,766
Redeemed		(374,408)
Ending balance	1,792,254	1,053,635
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	3,191,067
Granted	4,211,600	2,082,800
Forfeited	(25,767)	(50,733)
Ending balance	7,376,900	3,191,067
Weighted Fair Value, Granted | $ / shares	$ 4.11	$ 6.22
Weighted Fair Value, Forfeited | $ / shares	6.02	6.12
Weighted Fair Value, Ending balance | $ / shares	$ 4.98	$ 6.14